GOODWILL - Cash-generating units - Acquisitions (Details)	7 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	May 22, 2020
Banco de Credito y Desarrollo Social [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		94.99%
Banco Popular S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		93.74%
Multi Financial Group Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	99.60%		96.60%
Percentage of additional voting equity interests	2.97%